Financing Activities (Distributions and Capital Contributions) (Detail) - PPL Energy Supply LLC [Member] $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Maximum amount of planned distribution from subsidiary to parent in first quarter 2015	$ 191
Restricted net assets at end of period	$ 3,700